Note 15 - Share Capital - Reserves (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019
Statement Line Items [Line Items]
Balance	$ 65,645,740	$ 70,489,262
Options exercised	4,630,648	159,965
Restricted share rights vested
Warrants exercised	2,828,988	1,492,202
Share-based compensation	2,624,526	1,280,848
Balance	65,507,209	65,645,740
Reserve of share-based payments [member] | Restricted share rights [member]
Statement Line Items [Line Items]
Balance	8,568	1,798
Options exercised
Restricted share rights vested	(270,815)	(101,400)
Warrants exercised
Share-based compensation	288,552	108,170
Balance	26,305	8,568
Reserve of share-based payments [member] | Share options [member]
Statement Line Items [Line Items]
Balance	5,588,047	4,487,419
Options exercised	(2,388,416)	(72,050)
Restricted share rights vested
Warrants exercised
Share-based compensation	2,335,974	1,172,678
Balance	5,535,605	5,588,047
Reserve for warrants [member]
Statement Line Items [Line Items]
Balance	4,343,351	4,759,367
Options exercised
Restricted share rights vested
Warrants exercised	(802,566)	(416,016)
Share-based compensation
Balance	3,540,785	4,343,351
Capital reserve [member]
Statement Line Items [Line Items]
Balance	9,939,966	9,248,584
Options exercised	(2,388,416)	(72,050)
Restricted share rights vested	(270,815)	(101,400)
Warrants exercised	(802,566)	(416,016)
Share-based compensation	2,624,526	1,280,848
Balance	$ 9,102,695	$ 9,939,966